Long-Term Equity Investment, Net - Schedule of Long-Term Equity Investment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Long-Term Equity Investment, Net [Abstract]
Beginning balance	¥ 2,000
Addition (Note (b))	11,000
Ending Balance	13,000
Long-term equity investments, net	¥ 13,000	¥ 12,000	$ 1,769	¥ 12,000